                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        SUPPLEMENT DATED MARCH 18, 2008
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007,
     AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007 AND NOVEMBER 20, 2007
                                      AND
                           CLASS I SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007

     The Prospectus is hereby supplemented as follows:

     The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by Matthew Hart, an Executive Director of the Adviser. Mr. Hart is responsible for the day-to-day management of the Fund's portfolio. Mr. Hart has been associated with the Adviser in an investment management capacity since 1997 and began managing the Fund in 2000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SCGSPT1 3/08
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                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        SUPPLEMENT DATED MARCH 18, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first two paragraphs are hereby deleted in their entirety and replaced with the following:

        As of March 31, 2007, Matthew Hart managed seven registered investment companies with a total of approximately $6.1 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

        As of March 31, 2007, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

           Matthew Hart -- $10,001 -- $50,000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SCGSPTSAI1 3/08